Total
International Large-Cap Portfolio
International Large-Cap Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - International Large-Cap Portfolio		Class I	Class P
Management Fee		0.77%	0.77%
Service Fee		0.20%	none
Other Expenses		0.04%	0.04%
Total Annual Fund Operating Expenses		1.01%	0.81%
Less Fee Waiver	[1]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver		0.98%	0.78%
[1]	The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2023. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - International Large-Cap Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	100	319	555	1,234
Class P	80	256	447	999

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption - International Large-Cap Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	100	319	555	1,234
Class P	80	256	447	999

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2021, the portfolio turnover rate was 9% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in securities of large-capitalization companies. The sub-adviser considers a company to be a large-capitalization company if it is within the range of the Fund’s current benchmark index, the MSCI Europe, Australasia and Far East (“EAFE”) Index. As of December 31, 2021, the market capitalization range of the MSCI EAFE Index was approximately $2.8 billion to $416.0 billion. As of December 31, 2021, the weighted average market capitalization of the Fund was approximately $119.4 billion.

The Fund invests primarily in common stocks and depositary receipts of foreign issuers, including up to 25% in emerging market countries, that may be U.S. dollar or foreign currency denominated. The Fund may invest a high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different foreign countries.

The sub-adviser may invest the Fund’s assets in the stocks of companies that it believes have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector. As of December 31, 2021, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector. The components of the Fund are likely to change over time.

The sub-adviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The sub-adviser may also consider non-financial factors where the sub-adviser believes such factors could materially impact the economic value of an issuer. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

The sub-adviser may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

● Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

● Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

● Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

● Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Consumer Non-Cyclical Sector Risk: Companies in the consumer non-cyclical products and services sector (which are generally considered essential staples) may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.

● Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Depositary receipts are also subject to these risks.

● Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 15.81%; Q1 2020: (20.65%)
Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Returns - International Large-Cap Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted January 3, 2000)	14.78%	12.85%	9.64%	Jan. 03, 2000
Class P	Class P (incepted May 2, 2011)	15.01%	13.07%	9.85%	May 02, 2011
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes)	MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes)	11.26%	9.55%	8.03%	Jan. 03, 2000